Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	25 Trade and other payables

	2024 £m	2023 £m
Trade payables	1,709	1,707
Master settlement agreement (U.S.)	1,520	1,788
Duty, excise and other taxes	2,893	2,994
Accrued charges and deferred income	2,725	2,608
FII GLO (note 10(b))	1,118	863
Social security and other taxation	34	46
Sundry payables	236	587
	10,235	10,593
Current	9,550	9,700
Non-current	685	893
	10,235	10,593
Supplier Financing Arrangements
The Group has certain supplier financing arrangements or ‘reverse factoring’ arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Group to a bank or other financial institution prior to their due date. Management has determined that the Group’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Group’s perspective, remain unaltered, with only the ultimate payee being changed. Non-cash movements were immaterial. The cash outflows in respect of these arrangements have been recognised within operating cash flows.

		2024 £m	2023 £m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	180	204
	Amounts accepted by financial institutions for early financing	179	201
	Amounts for which suppliers have received payment	157	71
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	90	110
	Amounts accepted by financial institution for early financing	90	110
	Amounts for which suppliers have received payment	84	—
Other payables	Amounts available for financing reported within trade payables	90	94
	Amounts accepted by financial institution for early financing	89	91
	Amounts for which suppliers have received payment	73	71

			2024		2023
Range of payment due dates		Lower	Upper	Lower	Upper
Leaf suppliers (note 1)	Trade payables part of the arrangement	90 days	150 days	Note 1
	Trade payables that are not part of the arrangement	1 day	120 days	Note 1
Logistics suppliers	Trade payables part of the arrangement	45 days	135 days	—	*
	Trade payables that are not part of the arrangement	1 day	180 days	—	*
Raw materials and consumables suppliers (excl. leaf)	Trade payables part of the arrangement	60 days	180 days	—	*
	Trade payables that are not part of the arrangement	1 day	240 days	—	*
Other suppliers	Trade payables part of the arrangement	30 days	180 days	—	*
	Trade payables that are not part of the arrangement	1 day	270 days	—	*
Note:
Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The Group’s payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received.
*The Group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.
Note 1: Leaf suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. In certain countries, the leaf suppliers who are not part of supplier financing arrangements are paid in advance or on the next working day. In 2023, the standard payment due date for the leaf supplier utilising supplier financing arrangements was 150 days.
Accrued charges and deferred income
Accrued charges and deferred income include £20 million of deferred income (2023: £18 million) relating to certain customer deposits in advance of shipments and £29 million (2023: £82 million) in respect of interest payable mainly related to tax matters.
FII GLO
FII GLO includes £813 million (2023: £863 million) relating to receipts in 2015, in respect of the Franked Investment Income Government
Litigation Order (note 10(b)).
During 2024, as a result of the Group agreeing to repay £0.8 billion to HMRC, as mentioned in note 10(b), interest accrued has been transferred from provisions to payables. The interest accrued at 31 December 2023 was £244 million and when combined with the current year interest charge of £61 million (refer to note 8(b)), the total interest payable recognised in relation to FII GLO is £305 million.
The interest will be payable from 2026 and has been classified as a non-current payable. The interest is calculated based on the UK central bank base rate plus 2% and has been charged to net finance costs.
In line with the repayment schedule, £479 million of FII GLO has been recognised as a current payable.
Sundry payables
As explained in note 17, the Group acts as a collection agent for banks and other financial institutions in certain debtor factoring arrangements. The cash collected in respect of these arrangements that has not yet been remitted amounts to £124 million
(2023: £138 million) and is included in sundry payables.
In 2023, the Group announced that it had reached an agreement with the DOJ and OFAC to resolve previously disclosed investigations into historical sanctions breaches. Included within sundry payables was US$326 million (£263 million) plus interest representing the third and final payment due. This was paid in the first half of 2024. Refer to notes 6(h) and 24 for more information.
Other
Included in borrowings is £65 million (2023: £71 million) transferred from trade and other payables.
There is no material difference between the above amounts for trade and other payables and their fair value due to the short-term duration of the majority of trade and other payables, as determined using discounted cash flow analysis.
Trade and other payables are predominantly denominated in the functional currencies of subsidiary undertakings with less than 7%
in other currencies (2023: less than 10% in other currencies).
Amounts payable to related parties including associated undertakings are shown in note 30.